Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2021
Entity Registrant Name	dei_EntityRegistrantName	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001452937
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 30, 2022
Document Effective Date	dei_DocumentEffectiveDate	Apr. 01, 2022
Prospectus Date	rr_ProspectusDate	Apr. 01, 2022
Hull Tactical US ETF | Hull Tactical US ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTUS
Capital Link Global Fintech Leaders ETF | Capital Link Global Fintech Leaders ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KOIN
Capital Link Global Green Energy Transport and Technology Leaders ETF | Capital Link Global Green Energy Transport and Technology Leaders ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EKAR
ETC 6 Meridian Low Beta Equity Strategy ETF | ETC 6 Meridian Low Beta Equity Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIXL
ETC 6 Meridian Mega Cap Equity ETF | ETC 6 Meridian Mega Cap Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIXA
ETC 6 Meridian Small Cap Equity ETF | ETC 6 Meridian Small Cap Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIXS
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF | ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIXH
ETC 6 Meridian Quality Growth ETF | ETC 6 Meridian Quality Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SXQG
ETC 6 Meridian Quality Dividend Yield ETF | ETC 6 Meridian Quality Dividend Yield ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SXQY
ETC 6 Meridian Quality Value ETF | ETC 6 Meridian Quality Value ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SXQV